Notes Payable - Long Term (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Note Payable To River City Equity [Member]	Dec. 31, 2010 Note Payable To River City Equity [Member]	Dec. 31, 2011 Note Payable To Related Party1 [Member]	Dec. 31, 2010 Note Payable To Related Party1 [Member]	Dec. 31, 2011 Note Payable To Related Party2 [Member]	Dec. 31, 2010 Note Payable To Related Party2 [Member]	Dec. 31, 2011 Note Payable [Member]	Dec. 31, 2010 Note Payable [Member]
Line Of Credit Facility, Maximum Borrowing Capacity	$ 2,000,000	$ 2,000,000	$ 2,000,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		12.00%	12.00%	10.00%	10.00%	10.00%	10.00%	7.00%	7.00%
Debt Instrument, Maturity Date	Apr. 01, 2012	Sep. 30, 2013	Sep. 30, 2013	Mar. 01, 2013	Mar. 01, 2013	Apr. 01, 2013	Apr. 01, 2013	Jan. 01, 2012	Jan. 01, 2012